Inventories (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventories
Raw materials	kr 9,058	kr 1,855
Work in progress	4,677	937
Finished goods	6,693	855
Total	20,428	3,647
Inventories recognized as cost of sales	22,248	3,179	kr 0
Amount of write-downs of inventories	kr 66	kr 0	kr 0